FINANCIAL INSTITUTIONS PAYABLE - (Schedule of Financial Institutions) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 24,595	$ 22,588
Debt Balance		$ 7,761	$ 3,181
Interest rate		4.86%	5.23%
Line of Credit [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 7,500	$ 7,500
Debt Balance		$ 31	$ 0
Interest rate		6.52%	7.14%
Factoring [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 434	$ 363
Debt Balance		$ 84	$ 201
Interest rate		4.90%	5.30%
Revolving Loans [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 1,173	$ 1,041
Debt Balance		$ 0	$ 0
Interest rate		3.73%	3.20%
Revolving Loans [Member]
Debt Instrument [Line Items]
Maximum Availability	[1],[2]	$ 1,760	$ 1,561
Debt Balance	[2]	$ 392	$ 1,041
Interest rate	[2]	3.07%	4.00%
Revolving Loans [Member]
Debt Instrument [Line Items]
Maximum Availability	[1],[2]	$ 176	$ 0
Debt Balance	[2]	$ 0	$ 0
Interest rate	[2]	0.90%	0.00%
Factoring [Member]
Debt Instrument [Line Items]
Maximum Availability	[1]	$ 13,552	$ 12,123
Debt Balance		$ 7,254	$ 1,939
Interest rate		4.95%	5.89%

[1]	Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.
[2]	Loans can be used only for payment of taxes in Spain.